Cover	May 18, 2022
Cover [Abstract]
Entity Registrant Name	Cosmos Holdings Inc.
Entity Central Index Key	0001474167
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 18, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54436
Entity Address Address Line 1	141 West Jackson Blvd, Suite 4236
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60604
City Area Code	312
Local Phone Number	865-0026
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	COSM
Security Exchange Name	NASDAQ